SEMI-ANNUAL REPORT o FEBRUARY 28, 1999

    CITIFUNDS(SM)
-------------

CASH RESERVES


--------------------------------------------------------------------------------
                              INVESTMENT PRODUCTS:
             NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

MONEY MARKETS

TABLE OF CONTENTS

Letter to Our Shareholders                                                     1
 ................................................................................
Portfolio Environment and Outlook                                              2
 ................................................................................
Fund Facts                                                                     3
 ................................................................................
Fund Performance                                                               4
 ................................................................................

CITIFUNDS CASH RESERVES

Statement of Assets and  Liabilities                                           5
 ................................................................................
Statement  of  Operations                                                      6
 ................................................................................
Statement of Changes in Net Assets                                             7
 ................................................................................
Financial  Highlights                                                          8
 ................................................................................
Notes to Financial Statements                                                 10
 ................................................................................

CASH  RESERVES  PORTFOLIO

Portfolio of  Investments                                                     13
 ................................................................................
Statement of Assets and Liabilities                                           15
 ................................................................................
Statement of Operations                                                       15
 ................................................................................
Statement of Changes in Net Assets                                            16
 ................................................................................
Financial Highlights                                                          16
 ................................................................................
Notes to Financial Statements                                                 17
 ................................................................................

LETTER TO OUR SHAREHOLDERS


Dear Shareholder:

The 6-month period ended February 28, 1999, was a good one for the U.S. economy and short-term money market securities. Early in the period, concerns about the potential spread of the Asian currency and credit crisis to Latin America contributed to the Federal Reserve Board's decision to reduce key short-term interest rates three times between September and November. While this easing of monetary policy caused short-term money market yields to decline, very low inflation continued to support above-average real returns, which are nominal yields less the rate of inflation.

     In contrast, longer term fixed-income securities did not fare as well as money market securities. That's because longer term yields rose in response to reports of robust U.S. economic growth in the fourth quarter of 1998 and the first two months of 1999. When yields of longer term securities rise, their prices decline. Accordingly, money market funds such as CitiFunds Cash Reserves generally performed better than longer term bond funds over the six-month period.

     Thank you for your continued confidence and participation.

Sincerely,


/s/ Philip W. Coolidge
---------------------------
Philip W. Coolidge
President
March 22, 1999

PORTFOLIO ENVIRONMENT AND OUTLOOK

LOW INFLATION IN THE U.S. AND RECESSIONARY CONDITIONS IN SOME OVERSEAS ECONOMIES CONTRIBUTED TO LOWER YIELDS on taxable money market securities. The financial crisis that began in Southeast Asia in mid-1997 spread to other emerging markets during the third quarter of 1998. Russia was forced by the credit crunch to devalue its currency and effectively defaulted on its government bonds. Similarly, the flight of foreign capital from Latin America adversely affected Brazil, which devalued its currency in January, 1999.
     Why did events overseas affect the U.S. money markets? A major reason is that the U.S. Federal Reserve Board became concerned that the problems in Asia and Latin America might curtail exports of U.S. companies, which could, in turn, dampen domestic economic growth. To help stop the further spread of the Asian crisis and promote continued U.S. economic growth, the Federal Reserve Board reduced key short-term interest rates in three steps between September and November.

     In  anticipation  of the  Federal  Reserve  Board's  action,  WE BEGAN  THE
REPORTING PERIOD WITH THE PORTFOLIO'S AVERAGE MATURITY TOWARD THE LONG END OF ITS RANGE. This strategy enabled us to capture higher yields for as long as practical while short-term interest rates fell.

     In addition, we primarily focused our investments on high-quality bank obligations and commercial paper during the six-month period. That's because, in our opinion, bank obligations and commercial paper offered more attractive values than other short-term money market instruments. For example, the difference in yields between bank obligations and U.S. Treasury bills was unusually wide. That's primarily because the federal budget surplus reduced the government's need to borrow, limiting the supply of Treasury bills available to investors. Yet, demand for these direct obligations of the federal government surged in the third quarter of 1998 when U.S. and foreign investors sought a safe haven amid the turmoil in Asia, Russia and Latin America.

     As our holdings matured during the period, we reinvested the proceeds in money market instruments with modestly shorter maturities. Consequently, THE PORTFOLIO'S AVERAGE MATURITY GRADUALLY DECLINED OVER THE SIX MONTHS, enabling us to respond faster to opportunities for higher yields. Such opportunities arose in February, 1999, for example, when reports of surprisingly strong U.S. economic growth caused yields of longer term bonds to rise. In this new environment, we modestly extended the Portfolio's average maturity to capture the higher yields provided by longer-dated securities.

     Looking forward, we expect the U.S. economic expansion to continue throughout 1999. Yet, persistently low inflation should, in our view, prevent the Federal Reserve Board from raising short-term interest rates in 1999 in an attempt to forestall inflationary pressures. If our outlook is correct, money market yields should remain relatively stable over the foreseeable future, while longer term yields may rise moderately. We intend to continue to monitor global economic influences carefully, with an eye toward adjusting our investment strategy in a way that attempts to capture the opportunities and reduce the risks of prevailing market conditions.

FUND FACTS

FUND OBJECTIVE

To provide its shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.

INVESTMENT ADVISER,                       DIVIDENDS
CASH RESERVES PORTFOLIO                   Declared daily, paid monthly
Citibank,  N.A.

COMMENCEMENT OF OPERATIONS                BENCHMARKS
August 31, 1984                           o Lipper  Taxable Money Market
                                            Funds Average

NET ASSETS AS OF 2/28/99                  o IBC 1st Tier Taxable Money Market
Class N Shares  $2,538.8  million           Funds  Average
Class A Shares $3.1 million
Class B Shares $11.00

FUND PERFORMANCE
TOTAL RETURNS

                                                 SINCE
ALL PERIODS ENDED FEBRUARY 28, 1999         JANUARY 4, 1999   SIX      ONE      FIVE    TEN
(Unaudited)                                   (INCEPTION)**  MONTHS**  YEAR    YEARS*  YEARS*
=============================================================================================
CitiFunds Cash Reserves (Class N)                 --         2.33%    4.95%    4.97%    5.24%
CitiFunds Cash Reserves (Class A)                0.67%        --       --       --       --
CitiFunds Cash Reserves (Class B)                0.56%        --       --       --       --
Lipper Taxable Money Market Funds Average         --         2.24%    4.76%    4.84%    5.15%

----------
* Average Annual Total Return
** Not Annualized


7-DAY YIELDS
Annualized Current         4.40%
Effective                  4.50%

The ANNUALIZED CURRENT 7-DAY YIELD reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365 day period. The yield is shown as a percentage of the investment.

THE EFFECTIVE 7-DAY YIELD is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the Fund than does the total return.

COMPARISON OF 7-DAY YIELDS FOR CITIFUNDS CASH RESERVES (CLASS N) VS. IBC 1ST TIER TAXABLE MONEY MARKET FUNDS AVERAGE

As illustrated, CitiFunds Cash Reserves generally provided a higher annualized seven-day yield to that of a comparable IBC Money Fund Average, as published in IBC Money Fund ReportTM, for the one-year period.





                        [FIGURES BELOW REPRESENTS CHART]

                              Taxable Money Avg.       IBC 1st Tier
Date    IBC 1st Tier             Cash Reserves       Taxable Money Avg.         Cash Reserves
  3/3/98    4.96%                     5.07%                 0.0496                   0.0507
 3/10/98    4.93%                     5.00%                 0.0493                   0.05
 3/17/98    4.92%                     5.02%                 0.0492                   0.0502
 3/24/98    4.92%                     4.99%                 0.0492                   0.0499
 3/31/98    4.93%                     5.05%                 0.0493                   0.0505
  4/7/98    4.92%                     5.02%                 0.0492                   0.0502
 4/14/98    4.92%                     5.02%                 0.0492                   0.0502
 4/21/98    4.92%                     4.99%                 0.0492                   0.0499
 4/28/98    4.90%                     4.99%                 0.049                    0.0499
  5/5/98    4.90%                     4.97%                 0.049                    0.0497
 5/12/98    4.90%                     4.93%                 0.049                    0.0493
 5/19/98    4.92%                     5.03%                 0.0492                   0.0503
 5/26/98    4.90%                     4.98%                 0.049                    0.0498
  6/2/98    4.92%                     5.05%                 0.0492                   0.0505
  6/9/98    4.91%                     4.98%                 0.0491                   0.0498
 6/16/98    4.92%                     5.02%                 0.0492                   0.0502
 6/23/98    4.91%                     4.99%                 0.0491                   0.0499
 6/30/98    4.94%                     5.05%                 0.0494                   0.0505
  7/7/98    4.91%                     5.12%                 0.0491                   0.0512
 7/14/98    4.91%                     4.98%                 0.0491                   0.0498
 7/21/98    4.91%                     5.00%                 0.0491                   0.05
 7/28/98    4.92%                     5.00%                 0.0492                   0.05
  8/4/98    4.92%                     5.03%                 0.0492                   0.0503
 8/11/98    4.91%                     4.98%                 0.0491                   0.0498
 8/18/98    4.92%                     5.02%                 0.0492                   0.0502
 8/25/98    4.91%                     4.99%                 0.0491                   0.0499
  9/1/98    4.92%                     5.02%                 0.0492                   0.0502
  9/8/98    4.90%                     4.98%                 0.049                    0.0498
 9/15/98    4.92%                     5.00%                 0.0492                   0.05
 9/22/98    4.89%                     4.97%                 0.0489                   0.0497
 9/29/98    4.87%                     4.96%                 0.0487                   0.0496
 10/6/98    4.83%                     4.95%                 0.0483                   0.0495
10/13/98    4.76%                     4.80%                 0.0476                   0.048
10/20/98    4.71%                     4.70%                 0.0471                   0.047
10/27/98    4.64%                     4.70%                 0.0464                   0.047
 11/3/98    4.67%                     4.72%                 0.0467                   0.0472
11/10/98    4.62%                     4.65%                 0.0462                   0.0465
11/17/98    4.62%                     4.66%                 0.0462                   0.0466
11/24/98    4.55%                     4.52%                 0.0455                   0.0452
 12/1/98    4.56%                     4.60%                 0.0456                   0.046
 12/8/98    4.53%                     4.53%                 0.0453                   0.0453
12/15/98    4.55%                     4.59%                 0.0455                   0.0459
12/22/98    4.54%                     4.58%                 0.0454                   0.0458
12/29/98    4.52%                     4.56%                 0.0452                   0.0456
  1/5/99    4.55%                     4.54%                 0.0455                   0.0454
 1/12/99    4.47%                     4.49%                 0.0447                   0.0449
 1/19/99    4.44%                     4.48%                 0.0444                   0.0448
 1/26/99    4.37%                     4.39%                 0.0437                   0.0439
  2/2/99    4.34%                     4.44%                 0.0434                   0.0444
  2/9/99    4.31%                     4.40%                 0.0431                   0.044
 2/16/99    4.28%                     4.40%                 0.0428                   0.044
 2/23/99    4.34%                     4.40%                 0.0434                   0.044

Note: Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITIFUNDS CASH RESERVES
STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 1999 (Unaudited)
================================================================================
ASSETS:
Investment in Cash Reserves Portfolio, at
  value (Note 1A)                                                $2,552,175,683
Receivable for shares of beneficial interest sold                       115,732
-------------------------------------------------------------------------------
   Total assets                                                   2,552,291,415
-------------------------------------------------------------------------------
LIABILITIES:
Dividends payable                                                     7,091,837
Payable to affiliate-Shareholder Servicing Agents'
  fees (Note 3B)                                                        486,128
Payable for shares of beneficial interest repurchased                 1,986,218
Accrued expenses and other liabilities                                  804,469
--------------------------------------------------------------------------------
   Total liabilities                                                 10,368,652
--------------------------------------------------------------------------------
NET ASSETS                                                       $2,541,922,763
================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                  $2,541,922,763
================================================================================
Class N Shares:
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
($2,538,797,447/2,538,797,447 shares outstanding)                         $1.00
================================================================================
Class A Shares:
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
($3,125,305,/3,125,305  shares  outstanding)                              $1.00
================================================================================
Class B  Shares:
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
($11/11 shares outstanding)                                               $1.00
================================================================================


See notes to financial statements

CITIFUNDS CASH RESERVES
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 1999 (Unaudited)
================================================================================
INVESTMENT INCOME (Note 1B):
Income from Cash Reserves Portfolio            $63,496,866
Allocated expenses from Cash
  Reserves Portfolio                            (1,187,055)
--------------------------------------------------------------------------------
                                                                    $62,309,811
EXPENSES:
Administrative fees (Note 3A)                    4,151,271
Shareholder Servicing Agents' fees
  Class N Shares (Note 3B)                       2,964,477
Shareholder Servicing Agents' fees
  Class A Shares (Note 3B)                             716
Shareholder Servicing Agents' fees
  Class B shares (Note 3B)                               1
Distribution fees
  Class N Shares (Note 4)                        1,186,077
Distribution fees
  Class A Shares (Note 4)                              287
Distribution fees
  Class B shares(Note 4)                                 1
Trustees' fees                                      27,733
Shareholder reports                                 23,686
Custody and fund accounting fees                     8,172
Legal fees                                           7,338
Audit fees                                           6,800
Transfer agent fees                                  4,054
Miscellaneous                                      104,826
--------------------------------------------------------------------------------
Total expenses                                   8,485,439
Less aggregate amount waived by Administrator
  and Distributor (Note 3A and 4)               (1,359,914)
--------------------------------------------------------------------------------
  Net expenses                                                         7,125,525
--------------------------------------------------------------------------------
Net investment income                                                $55,184,286
================================================================================

See notes to financial statements

CITIFUNDS CASH RESERVES
STATEMENT OF CHANGES IN NET ASSETS

                                                      SIX MONTHS ENDED
                                                      FEBRUARY 28, 1999     YEAR ENDED
                                                         (UNAUDITED)      AUGUST 31, 1998
=========================================================================================
FROM INVESTMENT ACTIVITIES:
Net investment income, declared as dividends
  to shareholders (Note 2):
Class N shares                                         $    55,170,844    $   101,618,405
Class A shares                                                  13,441                 --
Class B shares                                                       1                 --
-----------------------------------------------------------------------------------------
                                                       $    55,184,286    $    10,618,405
=========================================================================================
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
AT NET ASSET VALUE OF $1.00 PER SHARE (Note 5):
Proceeds from sale of shares                           $   917,760,893    $ 2,136,332,396
Net asset value of shares  issued  to
  shareholders  from  reinvestment of dividends              9,868,244         19,303,676
Cost of shares repurchased                                (587,274,832)    (1,784,373,626)
-----------------------------------------------------------------------------------------
Total Class N                                              340,354,305        371,262,446
-----------------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST AT NET
ASSET VALUE OF $1.00 PER SHARE (Note 5):
Proceeds from sale of shares                                 4,166,360                 --
Net asset value of shares issued to shareholders
  from reinvestment of dividends                                13,416                 --
Cost of shares repurchased                                  (1,054,471)                --
-----------------------------------------------------------------------------------------
Total  Class A                                               3,125,305                 --
-----------------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL
INTEREST AT NET ASSET VALUE OF $1.00 PER SHARE
  (Note 5):
Proceeds  from sale of shares                                       11                 --
Net asset value of shares  issued to  shareholders
  from  reinvestment  of  dividends                                 --                 --
Cost of shares repurchased                                          --                 --
-----------------------------------------------------------------------------------------
Total Class B                                                       11                 --
-----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                                 343,479,621        371,262,446
-----------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                      2,198,443,142      1,827,180,696
-----------------------------------------------------------------------------------------
End of period                                          $ 2,541,922,763    $ 2,198,443,142
=========================================================================================


See notes to financial statements

CITIFUNDS CASH RESERVES
FINANCIAL HIGHLIGHTS

                                                                              CLASS N
                                        --------------------------------------------------------------------------------
                                        SIX MONTHS ENDED
                                           FEBRUARY 28,                             YEAR ENDED AUGUST 31,
                                              1999            ----------------------------------------------------------
                                          (Unaudited)           1998              1997             1996           1995
========================================================================================================================
Net Asset Value, beginning of period        $1.00000          $1.00000          $1.00000         $1.00000       $1.00000
Net investment income                        0.02309           0.05050           0.04940          0.05039        0.05174
Less dividends from net
  investment income                         (0.02309)         (0.05050)         (0.04940)        (0.05039)      (0.05174)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period              $1.00000          $1.00000          $1.00000         $1.00000       $1.00000
========================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets,
  end of period (000's omitted)           $2,538,797        $2,198,443        $1,827,181       $1,468,177       $931,886
Ratio of expenses
  to average net assets+                       0.70%*            0.70%             0.70%            0.69%          0.69%
Ratio of net investment income
  to average net assets+                       4.65%*            5.05%             4.96%            5.02%          5.17%
Total return                                   2.33%**           5.17%             5.05%            5.16%          5.30%

Note: If agents of the Fund and agents of Cash Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share             $0.02198          $0.04814          $0.04697         $0.04766       $0.04895
RATIOS:
Expenses to average net assets+                0.94%*            0.94%             0.95%            0.96%          0.97%
Net investment income
  to average net assets+                       4.41%*            4.81%             4.71%            4.75%          4.89%
========================================================================================================================

 + Includes the Fund's share of Cash Reserves Portfolio's allocated expenses.
 * Annualized
** Not Annualized

See notes to financial statements

CITIFUNDS CASH RESERVES
FINANCIAL HIGHLIGHTS
                                                              CLASS A
                                                   -----------------------------
                                                          FOR THE PERIOD
                                                          JANUARY 4, 1999
                                                   (COMMENCEMENT OF OPERATIONS)
                                                       TO FEBRUARY 28, 1999
                                                            (Unaudited)
================================================================================
Net Asset Value, beginning of period                        $1.00000
Net investment income                                        0.00670
Less dividends from net investment income                   (0.00670)
--------------------------------------------------------------------------------
Net Asset Value, end of period                              $1.00000
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets,
  end of period (000's omitted)                               $3,125
Ratio of expenses to average net assets+                       0.70%*
Ratio of net investment income to average net assets+          4.44%*
Total return                                                   0.67%**

Note: If agents of the Fund and agents of Cash Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share                             $0.00662
RATIOS:
Expenses to average net assets+                                0.90%*
Net investment income
  to average net assets+                                       4.24%*
================================================================================



                                                             CLASS B
                                                 -------------------------------
                                                          FOR THE PERIOD
                                                          JANUARY 4, 1999
                                                   (COMMENCEMENT OF OPERATIONS)
                                                       TO FEBRUARY 28, 1999
                                                            (Unaudited)
================================================================================

Net Asset Value, beginning of period                         $1.00000
Net investment income                                         0.00657
Less dividends from net investment income                    (0.00657)
--------------------------------------------------------------------------------
Net Asset Value, end of period                               $1.00000
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets,
  end of period                                                 $ 11
Ratio of expenses to average net assets+                        1.45%*
Ratio of net investment income to average net assets+           3.69%*
Total return                                                    0.56%**

Note: If agents of the Fund and agents of Cash Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share                             $0.00649
RATIOS:
Expenses to average net assets+                                 1.65%*
Net investment income
  to average net assets+                                        3.49%*
================================================================================

 + Includes the Fund's share of Cash Reserves Portfolio's allocated expenses.
 * Annualized
** Not Annualized

See notes to financial statements

CITIFUNDS CASH RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Cash Reserves (the "Fund") is a separate diversified series of CitiFunds Trust III (the "Trust"), a
Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in Cash Reserves Portfolio (the "Portfolio"), a management investment company for which Citibank, N.A. ("Citibank") serves as investment adviser. The value of such investment reflects the Fund's proportionate interest (21.7% at February 28, 1999) in the net assets of the Portfolio. CFBDS, Inc. ("CFBDS"), acts as the Trust's Administrator and Distributor. Citibank also serves as Sub-Administrator and makes shares available to customers as Shareholder Servicing Agent. Citibank is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.

     The Funds offers Class N, Class A and Class B shares. The Fund commenced its public offering of Class A and Class B shares on January 4, 1999. Each class has different elegibility requirements and its own combination of charges and fees. Class N, which has no sale charge, is the share class generally available for new investments. Class A and Class B shares are available only by exchange from Class A or B shares of another Fund in the CitiFunds Family of Funds. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The significant accounting policies consistently followed by the Fund are as follows:

     A. Investment Valuation Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B. Investment Income The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

     C. Federal Taxes The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income. Accordingly, no provision for federal income or excise tax is necessary.

     D. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more Funds in the series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund

CITIFUNDS CASH RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)


are charged to that fund. The Fund's share of the Portfolio's expenses are charged against and reduce the amount of the Fund's investment in the Portfolio.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 3:00 p.m., Eastern time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent) on or prior to the last business day of the month.

3. ADMINISTRATIVE SERVICES PLAN The Trust has adopted an Administrative Services Plan which provides that the Trust, on behalf of each Fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents, and other Servicing Agents, and may enter into agreements providing for the payment of fees for such services. Under the Trust's Administrative Services Plan, the aggregate of the fees paid to the Administrator from the Fund, the fees paid to the Shareholder Servicing Agents from the Fund under such Plan and the Basic Distribution Fee paid from the Fund to the Distributor under the Distribution Plan may not exceed 0.70% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. For the six months ended February 28, 1999, Management agreed to voluntarily limit Fund expenses to 0.70%.

     A. Administrative Fees Under the terms of an Administrative Services Agreement, CFBDS is entitled to an administrative fee from the Fund, as compensation for overall administrative services and general office facilities, which is accrued daily and paid monthly at an annual rate of 0.35% of average daily net assets. The Administrative fees amounted to $4,151,271 of which $657,179 was waived, voluntarily for the six months ended February 28, 1999. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from CFBDS as from time to time is agreed to by CFBDS and Citibank. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.

     B. Shareholder Servicing Agents Fees The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which the Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, which may not exceed, on an annualized basis, an amount equal to 0.25% of the average daily net assets of each Fund's classes of shares represented by shares owned during the period for which payment has been made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. The Shareholder Servicing Agents fees amounted to $2,964,477, $716 and $1 for Class N,

CITIFUNDS CASH RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Class A and Class B shares, respectively, for the six months ended February 28, 1999.

4. DISTRIBUTION FEES The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund compensates the Distributor at an annual rate not to exceed 0.10%, 0.20% and 0.75% of the Fund's Class N, Class A and Class B shares, respectively average daily net assets. The Distribution fees amounted to $1,186,077 of which $702,447 was voluntarily waived for Class N, for Class A and Class B, $287 and $1 all of which was voluntarily waived respectively for the six months ended February 28, 1999. The Distributor may also receive an additional fee from Class N shares at an annual rate not to exceed 0.10% of the Fund's average daily net assets in anticipation of, or as reimbursement for, advertising expenses incurred by the Distributor in connection with the sale of shares of the Fund. The additional fee has not been assessed through February 28, 1999.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

6. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio aggregated $683,515,897 and $400,470,465, respectively, for the six months ended February 28, 1999.

CASH RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                      February 28, 1999
(Unaudited)

                                                  PRINCIPAL
                                                    AMOUNT
ISSUER                                          (000'S OMITTED)        VALUE
--------------------------------------------------------------------------------
ASSET BACKED -- 9.5%
--------------------------------------------------------------------------------
Lincs-Ser *
   4.936% due 3/18/99                              $100,000         $ 99,998,386
Lincs-Ser *
   4.986% due 2/15/00                                87,500           87,500,000
SMM Trust *
   5.047% due 1/26/00                               100,000          100,000,000
Steers *
   4.94% due 3/25/9                                  76,118           76,118,294
   4.998% due 11/10/99                              201,000          201,000,000
Strategic Money Market
   Trust Receipts *
   4.937% due 3/05/99                               213,000          213,000,000
   5.32% due 12/15/99                               200,000          200,000,000
Strats Trust *
   4.94% due 8/18/99                                 50,000           50,000,000
 Triangle Funding Ltd.
   5.07% due 10/15/99                                82,000           82,000,000
                                                                  --------------
                                                                   1,109,616,680
                                                                  --------------
BANK NOTES -- 10.0%
--------------------------------------------------------------------------------
FCC National Bank
   5.12% due 5/12/99                                100,000          100,001,950
   5.86% due 6/03/99                                 50,000           49,991,365
   4.90% due 12/16/99                               185,000          184,929,047
First Union National Bank
   5.35% due 9/13/99                                 50,000           50,002,582
Key Bank National
   Association
   4.995% due 9/23/99                               350,000          349,901,233
Nationsbank *
   5.00% due 11/19/99                               160,000          160,000,000
   5.15% due 3/12/99                                 50,000           50,000,000
   5.04% due 6/01/99                                 32,000           32,000,000
   4.98% due 6/10/99                                100,000           100,000,00
   4.82% due 6/25/99                                100,000           99,984,427
                                                                  --------------
                                                                   1,176,810,604
                                                                  --------------
CERTIFICATES OF DEPOSIT
(DOMESTIC) -- 4.4%
--------------------------------------------------------------------------------
BankBoston
   5.23% due 3/09/99                                  50,000          50,000,000
Centric Capital Corp.
   4.86% due 4/19/99                                  55,493          55,125,914
Chase Manhattan Bank
   Corp
   5.74% due 5/10/99                                  57,000          56,993,721
Monte Rosa Capital Corp.
   4.86% due 4/13/99                                  72,625          72,203,412
   4.85% due 4./16/99                                145,338         144,437,308
Newport Funding Corp.
   4.87% due 3/01/99                                 140,226         140,226,000
                                                                   -------------
                                                                     518,986,355
                                                                   -------------
CERTIFICATES OF DEPOSIT (EURO) -- 7.5%
--------------------------------------------------------------------------------

ABBY NATIONAL
   5.07% due 5/12/99                                 100,000         100,000,000
Algemene Bank
   5.62% due 4/14/99                                  75,000          74,995,666
   5.50% due 9/02/99                                  70,000          70,168,808
Bayer Hypo Vereinsbank
   5.09% due 5/10/99                                 100,000         100,000,000
   5.09% due 5/12/99                                 100,000         100,001,950
Bayerische Vereinsbank
   4.99% due 11/10/99                                171,000         171,023,254
   5.02% due 11/23/99                                100,000         100,006,647
Halifax
   5.07% due 5/12/99                                 100,000         100,000,000
International Nederlanden
   Group
   4.935% due 6/30/99                                 60,000          60,000,985
                                                                   -------------
                                                                     876,197,310
                                                                   -------------
CERTIFICATES OF DEPOSIT (YANKEE) -- 25.4%
--------------------------------------------------------------------------------
Bank of Nova Scotia
   5.65% due 3/29/99                                   38,000         37,995,977
   4.96% due 6/11/99                                   46,500         46,501,592
Bayerische Vereinsbank
   4.91% due 7/08/99                                  120,000        120,000,000
Canadian Imperial Bank
   5.745% due 4/27/99                                  54,000         54,010,520
Credit  Agricole Indosuez
   5.74% due 4/26/99                                   50,000         49,993,919
   4.93% due 7/12/99                                  100,000        100,007,210
   5.31% due 9/13/99                                   50,000         50,095,581
Credit Communal de Belgique
   5.62% due 3/19/99                                   45,000         44,997,777
Credit Suisse First Boston
   5.06% due 10/07/99                                 325,000        325,000,000
   5.69% due 7/06/99                                  100,000        100,000,000
Deutsche Bank
   5.65% due 3/02/99                                  100,000         99,999,869
Dresdner Bank
   5.09% due 5/06/99                                   55,000         54,999,788

CASH RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                           February 28, 1999
(Unaudited)

                                                  PRINCIPAL
                                                    AMOUNT
ISSUER                                          (000'S OMITTED)        VALUE
--------------------------------------------------------------------------------
Landesbank Hessen
   Thuringen
   5.00% due 4/06/99                              $ 50,000        $  50,000,000
   5.19% due 3/01/00                               100,000           99,971,037
Morgan Guarantee Trust
   Co
   4.90% due 10/15/99                               85,000           84,948,558
Rabobank Nederland
   5.71% due 6/11/99                               100,000           99,986,368
   5.69% due 6/30/99                                75,000           74,996,325
   5.64% due 7/30/99                                53,000           53,002,363
Societe Generale Bank
   5.75% due 4/06/99                               100,000           99,995,749
   5.76% due 4/16/99                                75,000           74,996,380
Societe Generale Bank*
   4.85% due 5/20/99                               175,800          175,773,654
Svenska Handelsbanken
   5.75% due 5/04/99                                57,000           56,995,215
   5.76% due 5/25/99                                75,000           74,989,972
   5.74% due 6/01/99                                77,000           76,986,818
Swiss Bank Corp.
   5.68% due 5/28/99                                40,000           40,051,628
   5.715% due 6/14/99                              100,000           99,988,980
Toronto Dominion
   5.03% due 6/03/99                               200,000          200,000,000
   5.71% due 6/23/99                                85,000           84,989,826
   5.60% due 8/17/99                                50,000           50,143,031
   4.79% due 8/18/99                               135,000          134,950,642
UBS AG
   5.00% due 5/19/9                                 50,000           49,997,560
Westdeutsche Landesbank
   5.125% due 9/15/99                               48,000           48,035,924
   5.21% due 9/22/99                                50,000           50,074,907
   4.84% due 11/05/99                              116,000          115,969,420
                                                                 --------------
                                                                  2,980,446,590
                                                                 --------------
COMMERCIAL PAPER -- 19.3%
--------------------------------------------------------------------------------
Aspen Funding Corp.
   4.86% due 4/12/99                               200,000          198,866,000
BankAmerica Corp.
   4.92% due 4/09/99                                50,000           49,733,500
Banco Santander
   4.85% due 3/01/99                               100,000          100,000,000
Barton Capital Corp.
   4.87% due 4/06/99                               120,285          119,699,212
Caisse d'Amortissement
   4.735% due 10/08/99                              76,000           73,790,859
CREGEM INC
   4.96% due 4/07/99                                50,000           49,745,111
   4.81% due 7/08/99                               150,000          147,414,625
   4.81% due 7/09/99                               115,000          113,002,514
Deutsche Bank
   4.81% due 8/10/99                               165,000          161,428,575
General Electric Capital
   Corp
   5.12% due 3/11/99                               250,000          249,644,444
   4.75% due 10/04/99                              125,000          121,421,007
   4.75% due 10/05/99                              125,000          121,404,514
   4.88% due 3/01/99                                75,000           75,000,000
J. P. Morgan & Co., Inc.*
   4.74% due 10/04/99                               70,000           67,999,983
Province de Quebec
   5.04% due 3/16/99                               100,000           99,790,000
Repsol International
   Finance
   4.87% due 7/15/99                               100,000           98,160,222
Sigma Finance Corp.
   5.35% due 3/05/99                               120,000          119,928,667
   5.125% due 2/09/00                              250,000          250,000,000
Variable Funding Capital
   Corp
   4.85% due 3/08/99                                50,000           49,952,847
                                                                 --------------
                                                                  2,266,982,080
                                                                 --------------
CORPORATE NOTES -- 7.4%
--------------------------------------------------------------------------------
Associates Corp. of
   North America*
   4.91% due 6/29/99                               150,000          149,961,490
Bear Stearns*
   5.00% due 6/04/99                               225,000          225,000,000
J. P. Morgan & Co., Inc.*
   4.82% due 7/07/99                               210,000          209,957,330
Key Bank National
   Association*
   4.915% due 5/12/99                               88,000           87,987,666
Royal Bank of Canada*
   4.92% due 6/07/99                               200,000          200,011,567
                                                                  -------------
                                                                    872,918,053
                                                                  -------------
MEDIUM TERM NOTES -- 7.1%
--------------------------------------------------------------------------------
Abbey National Treasury
   Services
   4.771% due 6/15/99                              100,000           99,968,429
   5.58% due 8/25/99                               100,000           99,980,986

CASH RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                           February 28, 1999
(Unaudited)

                                                  PRINCIPAL
                                                    AMOUNT
ISSUER                                          (000'S OMITTED)        VALUE
--------------------------------------------------------------------------------
Goldman Sachs Group*
   5.05% due 1/31/00                               $335,500      $  335,500,000
Norwest Financial Inc.
   5.55% due 8/31/99                                100,000          99,985,567
Sigma Finance Corp.
   4.89% due 8/27/99                                197,000         196,995,459
                                                                 --------------
                                                                    832,430,441
                                                                 --------------
TIME DEPOSITS -- 7.1%
--------------------------------------------------------------------------------
Banco Bilbao Vizcaya
Nassau
   4.84% due 3/01/99                                150,000         150,000,000
Chase Bank
   4.75% due 3/01/99                                386,966         386,966,000
Suntrust
   4.81% due 3/01/99                                 50,000          50,000,000
Svenska Grand Cayman
   4.844% due 3/01/99                               250,000         250,000,000
                                                                ---------------
                                                                    836,966,000
                                                                ---------------
UNITED STATES  GOVERNMENT AGENCY -- 2.6%
--------------------------------------------------------------------------------
Federal Home Loan Bank
   4.71% due 3/16/99                                 50,000          49,901,874
   4.69% due 4/16/99                                    600             596,404
   5.06% due 3/03/00                                100,000          99,937,000
Federal  National
Mortgage  Association
   4.86% due 2/10/99                                100,000          99,922,269
Student  Loan
Marketing  Discount  Note
   4.69% due 4/16/99                                 50,000          49,700,361
                                                                ---------------
                                                                    300,057,908
                                                                ---------------
UNITED STATES TREASURY BILLS -- 0.3%
--------------------------------------------------------------------------------
United States Treasury Bills
   4.135% due 10/14/99                               25,000          24,348,163
   4.175% due 12/09/99                               15,000          14,507,698
                                                                ---------------
                                                                     38,855,861
                                                                ---------------
TOTAL INVESTMENTS AT VALUE
/AMORTIZED COST                                       100.6%     11,810,267,882
OTHER ASSETS,
   LESS LIABILITIES                                    (0.6%)       (75,220,905)
                                                      -----     ---------------
 NET ASSETS                                           100.0%    $11,735,046,977
                                                      -----     ---------------


* Variable interest rate - subject to periodic change.
See notes to financial statements

CASH RESERVES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 1999 (Unaudited)
================================================================================
ASSETS:
Investments at value (Note 1A)                                  $11,810,267,882
Interest receivable                                                 125,683,746
--------------------------------------------------------------------------------
  Total assets                                                   11,935,951,628
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                   199,908,037
Payable to affiliate~Investment Advisory fee
  (Note 2A)                                                             663,133
Accrued expenses and other liabilities                                  333,481
--------------------------------------------------------------------------------
  Total liabilities                                                 200,904,651
--------------------------------------------------------------------------------
NET ASSETS                                                      $11,735,046,977
================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                        $11,735,046,977
================================================================================

CASH RESERVES PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 1999 (Unaudited)
================================================================================
INTEREST INCOME (Note 1B):                                        $  292,120,478
EXPENSES:
Investment Advisory fees (Note 2A)               $   8,190,847
Administrative fees (Note 2B)                        2,730,282
Custody and fund accounting fees                     1,095,415
Trustees' fees                                          53,954
Legal fees                                              32,082
Audit fees                                              22,300
Miscellaneous                                           87,395
--------------------------------------------------------------------------------
    Total expenses                                  12,212,275
Less aggregate amounts waived by Investment
  Adviser and Administrator (Notes 2A, and 2B)      (6,745,592)
Less fees paid indirectly (Note 1E)                        (11)
--------------------------------------------------------------------------------
    Net expenses                                                      5,466,672
--------------------------------------------------------------------------------
Net investment income                                             $  286,653,806
================================================================================

See notes to financial statements

CASH RESERVES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
                                          SIX MONTHS ENDED
                                          FEBRUARY 28, 1999       YEAR ENDED
                                             (Unaudited)       AUGUST 31, 1998
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS:
Net investment income                    $    286,653,806      $    504,627,904
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                22,079,029,546        30,335,511,897
Value of withdrawals                      (19,436,545,991)      (29,691,630,125)
--------------------------------------------------------------------------------
Net increase in net assets from
  capital transactions                      2,642,483,555           643,881,772
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                  2,929,137,361         1,148,509,676
================================================================================
NET ASSETS:
Beginning of period                         8,805,909,616         7,657,399,940
--------------------------------------------------------------------------------
End of period                            $ 11,735,046,977      $  8,805,909,616
================================================================================



CASH RESERVES PORTFOLIO
FINANCIAL HIGHLIGHTS


                                             SIX MONTHS ENDED                               YEAR ENDED AUGUST 31,
                                             FEBRUARY 28, 1999  --------------------------------------------------------------------
                                                (Unaudited)           1998                1997               1996            1995
====================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets (000's omitted)                  $   11,735,047      $   8,805,910      $   7,657,400      $   4,442,187   $  4,765,406
Ratio of expenses to
  average net assets                                0.10%*               0.10%              0.10%              0.10%          0.10%
Ratio of net investment
  income to average
  net assets                                        5.25%*               5.65%              5.57%              5.64%          5.88%

Note: If agents of the Portfolio had not voluntarily waived a portion of their fees for the periods indicated, the ratios would have been as follows:

RATIOS:
Expenses to average
  net assets                                        0.22%*               0.22%              0.23%             0.23%           0.23%
Net investment income
  to average net assets                             5.13%*               5.53%              5.44%             5.50%           5.75%
====================================================================================================================================

* Annualized

See notes to financial statements

CASH RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES Cash Reserves Portfolio (the "Portfolio") is registered under the U.S. Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Administrator and Citibank, N.A. ("Citibank") acts as the Investment Adviser.

     Citibank is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The significant accounting policies consistently followed by the Portfolio are as follows:

     A. Valuation of Investments Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the U.S. Investment Company Act of 1940.

     B. Interest Income and Expenses Interest income consists of interest accrued and discount earned (including both original issue and market discount) on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG.

     C. U.S. Federal Income Taxes The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

     D. Repurchase Agreements It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

     E. Fees Paid Indirectly The Portfolio's custodian bank calculates its fees based on the Portfolio's average daily net assets. The fees are reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the

Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

     F. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

2. INVESTMENT ADVISORY FEES AND ADMINISTRATIVE FEES

     A. Investment Advisory Fee ~ The Investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $8,190,847, of which $4,015,310 was voluntarily waived for the six months ended February 28, 1999. The investment advisory fees are computed at an annual rate of 0.15% of the Portfolio's average daily net assets.

     B. Administrative Fees - Under the terms of an Administrative Services Agreement, the administrative fee paid to the Administrator, as compensation for overall administrative services and general office facilities, are computed at the annual rate of 0.05% of the Portfolio's average daily net assets. The Administrative fees amounted to $2,730,282, all of which were voluntarily waived for the six months ended February 28, 1999. The Portfolio pays no compensation directly to any Trustee or to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

3. INVESTMENT TRANSACTIONS Purchases, maturities and sales of money market instruments aggregated $96,550,935,887 and $93,524,876,338, respectively, for the six months ended February 28, 1999.

4. LINE OF CREDIT The Portfolio, along with other CitiFunds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended February 28, 1999, the commitment fee allocated to the Portfolio was $15,271. Since the line of credit was established, there have been no borrowings.

                      This page intentionally left blank.

TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., Chairman
Philip W. Coolidge*, President
Walter E. Robb, III
E. Kirby Warren

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*

*Affiliated Person of Administrator and Distributor

INVESTMENT ADVISER
(OF CASH RESERVES PORTFOLIO)
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
CFBDS, Inc.
21 Milk Street,
5th Floor, Boston, MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin  Street,
Boston,  MA 02110

AUDITORS
PricewaterhouseCoopers  LLP
160 Federal Street, Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

  THE CITIFUNDS FAMILY

  LARGE CAP STOCKS
o CitiFunds Growth & Income Portfolio
o CitiFunds Large Cap Growth Portfolio

  SMALL CAP STOCKS
o CitiFunds Small Cap Value Portfolio
o CitiFunds Small Cap Growth Portfolio

  INTERNATIONAL STOCKS
o CitiFunds International Growth & Income Portfolio
o CitiFunds International Growth Portfolio

  GROWTH WITH INCOME
o CitiFunds Balanced Portfolio

  BONDS
o CitiFunds Short-Term U.S. Government Income Portfolio
o CitiFunds Intermediate Income Portfolio
o CitiFunds National Tax Free Income Portfolio
o CitiFunds New York Tax Free Income Portfolio
o CitiFunds California Tax Free Income Portfolio

  MONEY MARKETS
o CitiFunds Cash Reserves
o CitiFunds U.S. Treasury Reserves
o CitiFunds Tax Free Reserves
o CitiFunds California Tax Free Reserves
o CitiFunds Connecticut Tax Free Reserves
o CitiFunds New York Tax Free Reserves

This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

For more information contact your Service Agent or call 1-800-625-4554

CitiFunds are made available by CFBDS, Inc. as distributor.


(c)1999 Citicorp         [Recycle Logo] Printed on recycled paper    CFS/RCR/299

                                      Semi-Annual Report o February 28, 1999

   CITIFUNDS (SM)
------------

         U.S. TREASURY RESERVES



MONEY MARKETS



             --------------------------------------------------------
                              INVESTMENT PRODUCTS:
              NOT FDIC INSURED O NO BANK GUARANTEE O MAY LOSE VALUE
             --------------------------------------------------------

TABLE OF CONTENTS


Letter to Our Shareholders                                                     1
 ................................................................................
Portfolio Environment and Outlook                                              2
 ................................................................................
Fund Facts                                                                     3
 ................................................................................
Fund Performance                                                               4
 ................................................................................

CITIFUNDS U.S. TREASURY RESERVES

Statement of Assets and Liabilities                                            5
 ................................................................................
Statement of Operations                                                        6
 ................................................................................
Statement of Changes in Net Assets                                             7
 ................................................................................
Financial Highlights                                                           8
 ................................................................................
Notes to Financial Statements                                                  9
 ................................................................................

U.S. TREASURY RESERVES PORTFOLIO

Portfolio of Investments                                                      12
 ................................................................................
Statement of Assets and Liabilities                                           13
 ................................................................................
Statement of Operations                                                       13
 ................................................................................
Statement of Changes in Net Assets                                            14
 ................................................................................
Financial Highlights                                                          14
 ................................................................................
Notes to Financial Statements                                                 15
 ................................................................................

LETTER TO OUR SHAREHOLDERS


Dear Shareholder:

   While the 6-month period ended February 28, 1999, was a good one for the U.S. economy, yields on short-term U.S. Treasury bills were unusually low relative to other money market instruments. Early in the period, concerns about the potential spread of the Asian currency and credit crisis to Latin America caused a surge in demand for U.S. Treasury securities from domestic and foreign investors seeking a safe haven.

   At the same time, events overseas contributed to the U.S. Federal Reserve Board's decision to reduce key short-term interest rates three times between September and November. While this easing on monetary policy caused short-term U.S. Treasury yields to decline, longer term fixed-income securities did not fare as well as money market securities. That's because longer term yields rose in response to reports of robust U.S. economic growth in the fourth quarter of 1998 and the first two months of 1999. When yields of longer term securities rise, their prices decline. Accordingly, money market funds such as CitiFunds U.S. Treasury Reserves generally performed better than longer term bond funds over the six-month period.

   Thank you for your continued confidence and participation.

Sincerely,


/s/ Philip W. Coolidge
-----------------------------
Philip W. Coolidge
President
March 22, 1999

PORTFOLIO ENVIRONMENT AND OUTLOOK

   LOW INFLATION IN THE U.S. AND RECESSIONARY CONDITIONS IN SOME OVERSEAS ECONOMIES CONTRIBUTED TO LOWER YIELDS on U.S. Treasury bills. The financial crisis that began in Southeast Asia in mid-1997 spread to other emerging markets during the third quarter of 1998. Russia was forced by the credit crunch to devalue its currency and effectively defaulted on its government bonds. Similarly, the flight of foreign capital from Latin America adversely affected Brazil, which devalued its currency in January, 1999.
   Why did events overseas affect money market yields in the United States? A major reason is that the Federal Reserve Board became concerned that the problems in Asia and Latin America might curtail exports of U.S. companies, which could, in turn, dampen domestic economic growth. To help stop the further spread of the Asian crisis and promote continued U.S. economic growth, the Federal Reserve reduced key short-term interest rates in three steps between September and November.
   In anticipation of the Federal Reserve Board's action, WE BEGAN THE REPORTING PERIOD WITH THE PORTFOLIO'S AVERAGE MATURITY TOWARD THE LONG END OF ITS RANGE. This strategy enabled us to capture higher yields for as long as practical while short-term interest rates fell.
   Of course, consistent with our charter, we focused exclusively on U.S. Treasury securities. However, it is important to note that yields on U.S. Treasury securities were unusually low during the six-month period relative to other money market securities, such as high-quality bank obligations and commercial paper. That's because the federal budget surplus reduced the government's need to borrow, limiting the supply of Treasury bills available to investors. Yet, demand for these direct obligations of the federal government surged when U.S. and foreign investors sought a safe haven amid the turmoil in Asia, Russia and Latin America.
   As our holdings matured during the period, we reinvested the proceeds in U.S. Treasury securities with modestly shorter maturities, including Cash Management Bills issued by the U.S. Treasury to finance temporary cash flow needs. As we opportunistically allowed the Portfolio's average maturity to gradually decline at various times over the six months, WE WERE ABLE TO RESPOND FASTER TO HIGHER YIELDS AS THEY BECAME AVAILABLE. Such opportunities arose in February, 1999, for example, when reports of surprisingly strong U.S. economic growth caused yields of longer term bonds to rise. In this new environment, we extended the Portfolio's average maturity to capture the higher yields provided by slightly longer-dated securities. In addition, we took advantage of changing supply-and-demand factors to capture higher yields.
   Looking forward, we expect the U.S. economic expansion to continue throughout 1999. Yet, persistently low inflation should, in our view, prevent the Federal Reserve from raising short-term interest rates in 1999 in an attempt to forestall inflationary pressures. If our outlook is correct, yields on U.S. Treasury bills should remain relatively stable over the foreseeable future, while longer term yields may rise modestly. We intend to continue to monitor global economic influences carefully, with an eye toward adjusting our investment strategy in a way that takes full advantage of prevailing market conditions.

FUND FACTS

FUND OBJECTIVE

To provide liquidity and as high a level of current income from U.S. Government obligations as is consistent with the preservation of capital.

INVESTMENT ADVISER,                      DIVIDENDS
U.S. TREASURY RESERVES PORTFOLIO         Declared daily, paid monthly
Citibank, N.A.


COMMENCEMENT OF OPERATIONS               BENCHMARK
May 3, 1991                              o Lipper S&P AAA rated U.S.
                                           Treasury Money Funds Average
NET ASSETS AS OF 2/28/99
$323.6 million

FUND PERFORMANCE
TOTAL RETURNS
                                                                        SINCE
ALL PERIODS ENDED FEBRUARY 28, 1999          SIX      ONE     FIVE   MAY 3, 1991
(Unaudited)                                MONTHS**   YEAR   YEARS*   INCEPTION*
===============================================================================
CitiFunds U.S. Treasury Reserves            2.00%    4.35%    4.49%     4.09%
Lipper S&P AAA rated U.S. Treasury
 Money Funds Average                        2.14%    4.63%    4.68%     4.27%+

*  Average Annual Total Return
** Not Annualized
+  Since April 30, 1991



7-DAY YIELDS
Annualized Current3.75%
Effective         3.82%

The ANNUALIZED CURRENT 7-DAY YIELD reflects the amount of income generated by the investment during the seven day period and assumes that the income is generated each week over a 365 day period. The yield is shown as a percentage of the investment.

The EFFECTIVE 7-DAY YIELD is calculated similarly, but when annualized the income earned by the investment during the seven day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

Note: Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITIFUNDS U.S. TREASURY RESERVES
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 1999 (Unaudited)
================================================================================
ASSETS:
Investment in U.S. Treasury Reserves Portfolio, at value (Note 1)  $324,322,328
--------------------------------------------------------------------------------
LIABILITIES:
Dividends payable                                                       552,077
Payable for shares of beneficial interest repurchased                    18,000
Payable to affiliate Shareholder servicing agents' fees (Note 3B)        62,213
Accrued expenses and other liabilities                                  108,477
--------------------------------------------------------------------------------
    Total liabilities                                                   740,767
--------------------------------------------------------------------------------
NET ASSETS for 323,581,561 shares of beneficial
 interest outstanding                                              $323,581,561
================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                    $323,581,561
================================================================================
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE            $1.00
================================================================================

See notes to financial statements

CITIFUNDS U.S. TREASURY RESERVES
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 1999 (Unaudited)
================================================================================
INVESTMENT INCOME (Note 1A):
Income from U.S. Treasury Reserves Portfolio           $7,516,614
Allocated expenses from U.S. Treasury Reserves
  Portfolio                                              (160,747)
--------------------------------------------------------------------------------
                                                                    $7,355,867
EXPENSES:
Administrative fees (Note 3A)                             560,064
Shareholder Servicing Agents' fees (Note 3B)              400,046
Distribution fees (Note 4)                                160,018
Shareholder reports                                         9,666
Custody and fund accounting fees                            7,845
Trustees' fees                                              5,573
Transfer agent fees                                         5,000
Auditing fees                                               4,500
Legal fees                                                  4,121
Miscellaneous                                              15,038
--------------------------------------------------------------------------------
  Total expenses                                        1,171,871
Less aggregate amounts waived by Administrator
  and Distributor (Notes 3A and 4)                       (212,528)
--------------------------------------------------------------------------------
  Net expenses                                                         959,343
--------------------------------------------------------------------------------
Net investment income                                               $6,396,524
================================================================================

See notes to financial statements

CITIFUNDS U.S. TREASURY RESERVES
STATEMENT OF CHANGES IN NET ASSETS

                                                    SIX MONTHS ENDED
                                                   FEBRUARY 28, 1999      YEAR ENDED
                                                      (Unaudited)       AUGUST 31, 1998
========================================================================================
FROM INVESTMENT ACTIVITIES
Net investment income, declared as dividends
 to shareholders (Note 2)                           $   6,396,524        $ 14,529,497
----------------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
 AT NET ASSET VALUE OF $1.00 PER SHARE (Note 5):
Proceeds from sale of shares                        $ 384,278,872        $922,659,629
Net asset value of shares issued to shareholders
 from reinvestment of dividends                         2,804,568           7,216,677
Cost of shares repurchased                           (383,432,371)       (970,663,177)
----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                   3,651,069         (40,786,871)
----------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                   319,930,492         360,717,363
----------------------------------------------------------------------------------------
End of period                                        $323,581,561        $319,930,492
========================================================================================

See notes to financial statements

CITIFUNDS U.S. TREASURY RESERVES
FINANCIAL HIGHLIGHTS

                                         SIX MONTHS
                                            ENDED                              YEAR ENDED AUGUST 31,
                                      FEBRUARY 28, 1999    ----------------------------------------------------------
                                        (Unaudited)        1998         1997          1996         1995         1994
=========================================================================================================================
Net Asset Value, beginning of period      $1.00000      $1.00000      $1.00000      $1.00000      $1.00000      $1.00000
Net investment income                      0.01980       0.04552       0.04547       0.04602       0.04751       0.02837
Less dividends from net
 investment income                        (0.01980)     (0.04552)     (0.04547)     (0.04602)     (0.04751)     (0.02837)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period            $1.00000      $1.00000      $1.00000      $1.00000      $1.00000      $1.00000
-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's omitted)                          $323,582      $319,930      $360,717      $317,996      $256,452      $203,400
Ratio of expenses to
 average net assets+                         0.70%*        0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net investment income
 to average net assets+                      4.00%*        4.55%         4.57%         4.61%         4.77%         2.81%
Total return                                 2.00%**       4.65%         4.64%         4.70%         4.86%         2.87%

Note: If Agents of the Fund and agents of U.S. Treasury Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share           $0.01846      $0.04292      $0.04278      $0.04313      $0.04452      $0.02514
RATIOS:
Expenses to average net assets+              0.97%        *0.96%         0.97%         1.00%         1.00%         1.02%
Net investment income to
 average net assets+                         3.73%*        4.29%         4.30%         4.32%         4.47%         2.49%
-------------------------------------------------------------------------------------------------------------------------

+ Includes the Fund's share of U.S. Treasury Reserves Portfolio's allocated expenses.
*  Annualized
** Not Annualized


See notes to financial statements

CITIFUNDS U.S. TREASURY RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds U.S. Treasury Reserves (the "Fund") is a separate diversified series of CitiFunds Trust III (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund invests all of its investable assets in U.S. Treasury Reserves Portfolio (the "Portfolio"), an open-end, diversified management investment company which Citibank, N.A. ("Citibank") serves as Investment Adviser. The value of such investment reflects the Fund's proportionate interest (40.3% at February 28, 1999) in the net assets of the Portfolio. CFBDS, Inc. ("CFBDS") acts as the Trust's Administrator and Distributor. Citibank also serves as Sub-Administrator and makes shares available to customers through various Shareholder Servicing Agents. Citibank is a wholly owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.
   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
   The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.
   The significant accounting policies consistently followed by the Fund are as follows:
   A. INVESTMENT INCOME The Fund earns income, net of Portfolio expenses, daily on its investment in the Portfolio.
   B. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income. Accordingly, no provision for federal income or excise tax is necessary.
   C. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more Funds in a series are allocated in proportion to the average net assets of each fund, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that Fund.
   D. OTHER All the net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio at the time of such determination.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 12:00 noon, Eastern standard time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at

CITIFUNDS U.S. TREASURY RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)


the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent), on or prior to the last business day of the month.

3. ADMINISTRATIVE SERVICES PLAN The Trust has adopted an Administrative Services Plan which provides that the Trust, on behalf of each Fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents, and other Servicing Agents, and may enter into agreements providing for the payment of fees for such services. Under the Trust's Administrative Services Plan, the aggregate of the fee paid to the Administrator from the Fund, the fees paid to the Shareholder Servicing Agents from the Fund under such plan and the Basic Distribution Fee paid from the Fund to the Distributor under the Distribution Plan may not exceed 0.70% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. For the six months ended February 28, 1999, Management agreed to voluntarily limit Fund expenses to 0.70%.
   A.  ADMINISTRATIVE  FEES  Under  the  terms  of  an  Administrative  Services
Agreement, CFBDS is entitled to an administrative fee from the Fund, as compensation for overall administrative services and general office facilities, which is accrued daily and monthly at an annual rate of 0.35% of average daily net assets of the Fund. The Administrative fees amounted to $560,064, of which $141,756 was voluntarily waived for the six months ended February 28, 1999. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from CFBDS as from time to time is agreed to by CFBDS and Citibank. The Fund pays no compensation directly to any Trustee or to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.
   B. SHAREHOLDER SERVICING AGENT FEES The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which the Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, but may not exceed, on an annualized basis, an amount equal to 0.25% of the average daily net assets of the Fund represented by shares owned during the period for which payment is being made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. The Shareholder Servicing Agent fees amounted to $400,046 for the six months ended February 28, 1999.

4. DISTRIBUTION FEES The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund compensates the Distributor at an annual rate of 0.10% of the Fund's average daily net assets. The Distribution fees amounted to $160,018, of which $70,772 was voluntarily waived for the six months ended February 28, 1999. The Distributor may also receive an additional fee from the Fund at an annual rate not

CITIFUNDS U.S. TREASURY RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)

to exceed 0.10% of the Fund's average daily net assets in anticipation of, or as reimbursement for, advertising expenses incurred by the Distributor in connection with the sale of shares of the Fund. The additional fee has not been assessed through February 28, 1999.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

6. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio aggregated $835,546,809 and $839,816,918, respectively, for the six months ended February 28, 1999.

TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., CHAIRMAN
Philip W. Coolidge*, PRESIDENT
Walter E. Robb III
E. Kirby Warren

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*

*AFFILIATED PERSON OF ADMINISTRATOR AND DISTRIBUTOR

INVESTMENT ADVISER
(OF U.S. TREASURY RESERVES PORTFOLIO)
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor, Boston, MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
Deloitte & Touche LLP
125 Summer Street, Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

  THE CITIFUNDS FAMILY

  LARGE CAP STOCKS
o CitiFunds Growth & Income Portfolio
o CitiFunds Large Cap Growth Portfolio

  SMALL CAP STOCKS
o CitiFunds Small Cap Value Portfolio
o CitiFunds Small Cap Growth Portfolio

  INTERNATIONAL STOCKS
o CitiFunds International Growth & Income Portfolio
o CitiFunds International Growth Portfolio

  GROWTH WITH INCOME
o CitiFunds Balanced Portfolio

  BONDS
o CitiFunds Short-Term U.S. Government Income Portfolio
o CitiFunds Intermediate Income Portfolio
o CitiFunds National Tax Free Income Portfolio
o CitiFunds New York Tax Free Income Portfolio
o CitiFunds California Tax Free Income Portfolio

  MONEY MARKETS
o CitiFunds Cash Reserves
o CitiFunds U.S. Treasury Reserves
o CitiFunds Tax Free Reserves
o CitiFunds California Tax Free Reserves
o CitiFunds Connecticut Tax Free Reserves
o CitiFunds New York Tax Free Reserves

  This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

  For more information contact your Service Agent or call 1-800-625-4554

  CitiFunds are made available by CFBDS, Inc.
  as distributor.


(C)1999 Citicor     R Pinted on recycled paper                      CFS/RUS/299